Short-term borrowings	6 Months Ended
Jun. 30, 2022
Debt Disclosure [Abstract]
Short-term borrowings
21.	Short-term borrowings

(In thousands)	December 31, 2021	June 30, 2022
Current
Bank borrowings(i)	3,177	5,224

Note:

The Group’s short-term bank borrowings are primarily used for working capital and business development purposes and bear interest rate of 1.60% ~ 5.60% (2021: 1.60% ~ 5.22%) per annum, with a weighted average interest rate of 4.15% (2021: 3.67%) per annum.